Fair Value - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Liabilities measured at fair value	$ 0	$ 0	$ 0